Dividends (Tables)	6 Months Ended
Jun. 30, 2025
Dividends1 [Abstract]
Summary of dividends declared and paid	The following tables summarize the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 12, 2024	$0.290	£0.2224	February 28, 2025	March 31, 2025	59,149,844	$17,153
April 9, 2025	$0.290	£0.2125	May 30, 2025	June 30, 2025	78,174,894	22,671
Paid during the six months ended June 30, 2025						$39,824

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221,488	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,062,984	13,648
Paid during the six months ended June 30, 2024						$54,967
May 9, 2024	$0.290	£0.2211	August 30, 2024	September 27, 2024	49,005,036	14,211
August 15, 2024	$0.290	£0.2279	November 29, 2024	December 27, 2024	50,642,261	14,686
Paid during the year ended December 31, 2024						$83,864